Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in Liabilities Arising from Financing Activities	Changes in Liabilities Arising from Financing Activities
Details of changes in liabilities arising from financing activities, liabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2023, 2024 and 2025, are as follows:

	2023
			Non-cash
(in millions of Korean won)	Beginning	Cash flows	Newly acquired	Changes in FX rate	Fair Value changes	Others	Ending
Borrowing	₩ 10,006,685	₩ 106,118	₩ —	₩ 45,370	₩ 1,719	₩ 58,273	₩ 10,218,165
Lease liabilities	1,172,038	(407,051)	460,617	—	24	(45,719)	1,179,909
Derivative liabilities	33,555	—	—	10,888	9,643	(29,539)	24,547
Derivative assets	(190,830)	48,183	—	32,487	1,788	(50,839)	(159,211)
Total	₩ 11,021,448	₩ (252,750)	₩ 460,617	₩ 88,745	₩ 13,174	₩ (67,824)	₩ 11,263,410

	2024
			Non-cash
(in millions of Korean won)	Beginning	Cash flows	Newly acquired	Changes in FX rate	Fair Value changes	Others	Ending
Borrowing	₩ 10,218,165	₩ (135,227)	₩ —	₩ 399,510	₩ —	₩ 38,243	₩ 10,520,691
Lease liabilities	1,179,909	(414,172)	324,330	—	264	(30,878)	1,059,453
Derivative liabilities	24,547	(419)	—	—	(1,903)	(22,222)	3
Derivative assets	(159,211)	81,007	—	—	(360,892)	(6,375)	(445,471)
Total	₩ 11,263,410	₩ (468,811)	₩ 324,330	₩ 399,510	₩ (362,531)	₩ (21,232)	₩ 11,134,676

	2025
			Non-cash
(in millions of Korean won)	Beginning	Cash flows	Newly acquired	Changes in FX rate	Fair Value changes	Others	Ending
Borrowing	₩ 10,520,691	₩ 426,156	₩ —	₩ (20,620)	₩ —	₩ (140,655)	₩ 10,785,572
Lease liabilities	1,059,453	(411,959)	804,982	—	—	(29,270)	1,423,206
Derivative liabilities	3	2,066	—	—	11,793	—	13,862
Derivative assets	(445,471)	128,388	—	—	(52,153)	53,699	(315,537)
Total	₩ 11,134,676	₩ 144,651	₩ 804,982	₩ (20,620)	₩ (40,360)	₩ (116,226)	₩ 11,907,103